Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	$ 313,463	$ 370,713	$ 344,918
Deferred income tax effect	(110,563)	10,054	(27,991)
Total income tax expense	$ 202,900	$ 380,767	$ 316,927
Effective tax rates	(170.10%)	15.30%	14.30%